BISHOP STREET TREASURY MONEY MARKET FUND
BISHOP STREET TREASURY MONEY MARKET FUND
Investment Objective
The investment objective of the Fund is to preserve principal and maintain a high degree of liquidity while providing current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	BISHOP STREET TREASURY MONEY MARKET FUND CLASS I SHARES
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BISHOP STREET TREASURY MONEY MARKET FUND CLASS I SHARES
Management Fees	0.30%
Other Expenses
Total Annual Fund Operating Expenses

Example –
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BISHOP STREET TREASURY MONEY MARKET FUND CLASS I SHARES

Principal Investment Strategies
The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations. The Adviser has engaged Fischer Francis Trees & Watts, Inc. (Sub-Adviser) to manage the Fund’s assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity that are marketable, liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict U.S. Securities and Exchange Commission rules about credit quality, maturity and diversification of its investments.
Principal Risks
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. Although the Fund seeks to maintain a constant share price per share of $1.00, there is no guarantee that the Fund will achieve this goal. In addition to this risk, the Fund is subject to additional risks that may affect the value of its shares, including, in alphabetical order:

Fixed Income Risk - An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

U.S. Treasury Securities Risk - Although U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
Performance Information
The Fund liquidated its assets on July 31, 2009. The bar chart and the performance table below illustrate the risks and volatility of an investment in Class I Shares of the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in performance of the Fund’s Class I Shares from calendar year to calendar year.

Best Quarter Worst Quarter 1.53% 0.09% (12/31/00) (12/31/08)
This table compares the Fund’s average annual total returns to those of the iMoneyNet, Inc. U.S. Treasury &Repo Average.
Average Annual Total Returns (for the periods ended December 31, 2008)
Average Annual Total Returns BISHOP STREET TREASURY MONEY MARKET FUND	1 Year	5 Years	10 Years
CLASS I SHARES	2.18%	3.06%	3.22%
iMoneyNet, Inc. U.S. Treasury & Repo Average Return	2.62%	3.28%	3.36%